Restatement of Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Summary of Restatement of Financial Statements
Impact of the Restatement
The impact of the restatement on the Consolidated Balance Sheet, Consolidated Statement of Operations and Consolidated Statement of Cash Flows for the year ended December 31, 2020 is presented below.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
	(In thousands, except per share amounts)
Balance Sheet
Total assets	$63,192	$—	$63,192

Liabilities and stockholders’ equity
Total current liabilities	$5,505	$—	$5,505
Common stock warrant liabilities	—	32,308	32,308

Total liabilities	5,505	32,308	37,813
Stockholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Common stock - $0.0001 par value	1	—	1
Additional paid-in-capital	68,453	(26,410)	42,043
Accumulated deficit	(10,767)	(5,898)	(16,665)

Total stockholders’ equity	57,687	(32,308)	25,379

Total liabilities and stockholders’ equity	$63,192	$—	$63,192

	Year Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
	(In thousands, except per share amounts)
Statement of Operations and Comprehensive Loss
Loss from operations	$(10,714)	$—	$(10,714)
Other expense:
Change in fair value of warrant liabilities	—	(5,136)	(5,136)
Financing costs—derivative warrant liabilities		(762)	(762)
Interest expense	(8)	—	(8)

Total other expense	(8)	(5,898)	(5,906)

Net loss	$(10,722)	$(5,898)	$(16,620)

Net loss per common share, basic and diluted	$(2.04)	—	$(3.16)
Weighted average common shares outstanding, basic and diluted	5,252	—	5,252

	Year Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
	(In thousands)
Statement of Cash Flows
Net loss	$(10,722)	$(5,898)	$(16,620)
Adjustment to reconcile net loss to net cash used in operating activities	8,443	5,898	14,341
Net cash used in operating activities	(2,279)	—	(2,279)
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	64,071	—	64,071

Net change in cash	$61,792	$—	$61,792